Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 68,600,378	$ 41,449,420	$ 23,369,292
Cost of revenues	(50,168,530)	(22,921,696)	(10,054,871)
Gross profit	18,431,848	18,527,724	13,314,421
Operating expenses
Selling and marketing expenses	(7,378,885)	(6,538,770)	(3,305,713)
General and administrative expenses	(14,781,053)	(3,745,914)	(3,723,095)
Research and development expenses	(13,048,191)	(5,806,402)	(3,660,973)
Total operating expenses	(35,208,129)	(16,091,086)	(10,689,781)
(Loss) income from operations	(16,776,281)	2,436,638	2,624,640
Interest income, net	51,291	315,764	7,267
Investment income	768,454	777,758	529,735
Gain (loss) from equity method investments	580,816	(4,320)
Other income, net	1,118,105	465,649	625,539
(Loss) Income Before Income Taxes	(14,257,615)	3,991,489	3,787,181
Income tax benefit/(expenses)	1,637,485	(342,156)	(91,991)
Net (Loss) Income	(12,620,130)	3,649,333	3,695,190
Less: Net income (loss) attributable to non-controlling interests	194,858	192,125	(178,313)
Net (Loss) Income attributable to BaiJiaYun Limited	(12,814,988)	3,457,208	3,873,503
Accretion of convertible redeemable preferred shares	(3,865,430)	(3,029,529)	(1,796,987)
Deemed dividends to convertible redeemable preferred shareholders		(2,084,786)
Net income attributable to BaiJiaYun Limited’s preferred shareholders			(838,145)
Net (Loss) income attributable to BaiJiaYun Limited’s ordinary shareholders	(16,680,418)	(1,657,107)	1,238,371
Other comprehensive (Loss) Income
Foreign currency translation adjustments	(294,062)	(334,189)	146,001
Comprehensive (Loss) Income	(12,914,192)	3,315,144	3,841,191
Less: Comprehensive income (loss) attributable to non-controlling interests	194,858	192,125	(178,313)
Comprehensive (loss) income available to BaiJiaYun Limited	(13,109,050)	3,123,019	4,019,504
Comprehensive (loss) income attributable to BaiJiaYun Limited’s ordinary shareholders	$ (16,974,480)	$ (1,991,296)	$ 1,384,372
Weighted average number of ordinary shares outstanding used in computing (loss) earnings per share
Basic and Diluted (in Shares)	44,069,300	41,204,669	38,417,461
(Loss) earnings per share
Basic and Diluted (in Dollars per share)	$ (0.38)	$ (0.04)	$ 0.03